CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net profit (loss)		$ (549)	$ (3,214)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	352	363	656
Inventory write off	121	385	443
Impairment of other intangible assets			555
Capital loss from sale and disposal of property, plant and equipment	11	79
Currency fluctuation of long term deposits	(34)	(11)
Impairment of available for sale securities			156
Impairment of investment in other company		68	39
Severance pay, net	35	(24)	5
Share-based compensation expenses related to employees, directors and service providers	211	107	169
Amortization of discount on convertible note		22	202
Accrued interest and currency differences on liability related to Dimex acquisition	24	32	230
Conversion expenses of convertible note			760
Revaluation of fair value related to extension of warrants as part of an inducement of a convertible note			86
Increase (decrease) in trade receivables, net	(130)	500	(1,045)
Change in income tax accruals	(9)	(187)	(199)
Increase (decrease) in other accounts receivable and other assets	(201)	140	363
Decrease (increase) in inventories	(679)	475	506
Increase (decrease) in trade payables	1,317	750	(46)
Increase (decrease) in employees and payroll accruals, deferred revenues, accrued expenses and other liabilities	30	(441)	(31)
Net cash provided by (used in) operating activities	1,048	1,709	(365)
Cash flows from investing activities:
Purchase of property, plant and equipment	(113)	(82)	(357)
Proceeds from sale and lease back of property, plant and equipment	337	26
Change in long term bank deposits	(14)		(427)
Repayment of deferred consideration related to the Dimex acquisition	(77)	(255)	(256)
Net cash provided by (used in) investing activities	133	(311)	(1,040)
Cash flows from financing activities:
Proceeds from issuance of shares, net	336
Repayment of (proceeds from) short and long-term bank loans	(866)	(1,455)	1,113
Net cash used in (provided by) financing activities	(530)	(1,455)	1,113
Increase (decrease) in cash and cash equivalents	651	(57)	(292)
Cash and cash equivalents at the beginning of the year	354	411	703
Cash and cash equivalents at the end of the year	1,005	354	411
Supplemental disclosure of cash flow activities:
Net cash paid during the year for: Interest	418	502	572
Non-cash activities:
Conversion of convertible note into share capital			$ 2,523